Offerings	Mar. 11, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(s)	true
Security Type	Asset-Backed Securities
Security Class Title	Class A-1 Asset-Backed Notes, Series FCAOT 2026 A
Amount Registered | shares	385,000,000
Maximum Aggregate Offering Price	$ 385,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 53,168.50
Offering Note	(1a). The Proposed Maximum Offering Price Per Unit and the Maximum Aggregate Offering Price are estimated solely for the purposes of calculating the registration fee. (1b). Pursuant to rule 456(c) and 457(s) of the General Rules and Regulations of the Securities Act of 1933, as amended, the Amount of Registration Fee related to the asset-backed notes offered hereby is paid herewith.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(s)	true
Security Type	Asset-Backed Securities
Security Class Title	Class A-2 Asset-Backed Notes, Series FCAOT 2026 A
Amount Registered | shares	656,000,000
Maximum Aggregate Offering Price	$ 656,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 90,593.60
Offering Note	(1a) See Offering Note 1. (1b) See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(s)	true
Security Type	Asset-Backed Securities
Security Class Title	Class A-3 Asset-Backed Notes, Series FCAOT 2026 A
Amount Registered | shares	608,000,000
Maximum Aggregate Offering Price	$ 608,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 83,964.80
Offering Note	(1a) See Offering Note 1. (1b) See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(s)	true
Security Type	Asset-Backed Securities
Security Class Title	Class A-4 Asset-Backed Notes, Series FCAOT 2026 A
Amount Registered | shares	101,000,000
Maximum Aggregate Offering Price	$ 101,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,948.10
Offering Note	(1a) See Offering Note 1. (1b) See Offering Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(s)	true
Security Type	Asset-Backed Securities
Security Class Title	Class B Asset-Backed Notes, Series FCAOT 2026 A
Amount Registered | shares	55,260,000
Maximum Aggregate Offering Price	$ 55,260,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,631.41
Offering Note	(1a) See Offering Note 1. (1b) See Offering Note 1.